UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22444

Western Asset High Yield Defined Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET HIGH YIELD DEFINED
OPPORTUNITY FUND INC.

FORM N-Q

NOVEMBER 30, 2010

Schedule of investments (unaudited)

November 30, 2010

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
CORPORATE BONDS & NOTES — 84.1%
CONSUMER DISCRETIONARY — 19.1%
Auto Components — 0.5%
Europcar Groupe SA, Senior Notes	9.375%	4/15/18	1,540,000	EUR	$1,909,043	(a)
Diversified Consumer Services — 1.1%
Realogy Corp., Senior Notes	10.500%	4/15/14	5,000,000		4,337,500
Hotels, Restaurants & Leisure — 8.8%
Boyd Gaming Corp., Senior Notes	9.125%	12/1/18	3,000,000		2,835,000	(a)
CKE Restaurants Inc., Senior Secured Notes	11.375%	7/15/18	3,000,000		3,210,000	(a)
Dunkin Finance Corp., Senior Notes	9.625%	12/1/18	2,920,000		2,952,850	(a)
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	3,000,000		3,285,000
Landry’s Restaurants Inc., Senior Secured Notes	11.625%	12/1/15	4,500,000		4,792,500
MGM MIRAGE Inc., Senior Notes	6.750%	4/1/13	2,500,000		2,393,750
MGM MIRAGE Inc., Senior Notes	5.875%	2/27/14	5,000,000		4,375,000
Mohegan Tribal Gaming Authority, Senior Subordinated Notes	8.000%	4/1/12	3,610,000		3,194,850
NCL Corp. Ltd., Senior Notes	9.500%	11/15/18	6,270,000		6,418,913	(a)
Seneca Gaming Corp., Senior Notes	8.250%	12/1/18	1,410,000		1,410,000	(a)
Total Hotels, Restaurants & Leisure					34,867,863
Household Durables — 2.4%
DFS Furniture Holdings PLC, Senior Secured Notes	9.750%	7/15/17	1,220,000	GBP	1,821,742	(a)
K Hovnanian Enterprises Inc., Senior Secured Notes	10.625%	10/15/16	3,500,000		3,556,875
Norcraft Cos. LP/Norcraft Finance Corp., Senior Secured Notes	10.500%	12/15/15	4,000,000		4,260,000
Total Household Durables					9,638,617
Media — 2.9%
Affinion Group Holdings Inc., Senior Notes	11.625%	11/15/15	3,000,000		3,000,000	(a)
Affinity Group Inc., Senior Secured Notes	11.500%	12/1/16	1,500,000		1,462,500	(a)
Cengage Learning Acquisitions Inc., Senior Subordinated Notes	13.250%	7/15/15	3,000,000		3,090,000	(a)
EN Germany Holdings BV, Senior Secured Notes	10.750%	11/15/15	1,150,000	EUR	1,456,372	(a)
Seat Pagine Gialle SpA, Senior Secured Bonds	10.500%	1/31/17	1,000,000	EUR	1,083,872	(a)
Univision Communications Inc., Senior Notes	8.500%	5/15/21	1,560,000		1,497,600	(a)
Total Media					11,590,344
Multiline Retail — 0.5%
Neiman Marcus Group Inc., Senior Secured Notes	7.125%	6/1/28	1,920,000		1,862,400
Road & Rail — 0.9%
Western Express Inc., Senior Secured Notes	12.500%	4/15/15	4,000,000		3,400,000	(a)
Specialty Retail — 1.6%
Michaels Stores Inc., Senior Subordinated Notes, step bond	0.000%	11/1/16	4,500,000		4,376,250
PETCO Animal Supplies Inc., Senior Notes	9.250%	12/1/18	1,940,000		1,964,250	(a)
Total Specialty Retail					6,340,500
Textiles, Apparel & Luxury Goods — 0.4%
Giraffe Acquisition Corp., Senior Notes	9.125%	12/1/18	1,480,000		1,494,800	(a)
TOTAL CONSUMER DISCRETIONARY					75,441,067
CONSUMER STAPLES — 1.9%
Food Products — 1.9%
Harbinger Group Inc., Senior Secured Notes	10.625%	11/15/15	5,000,000		4,900,000	(a)
Simmons Foods Inc., Senior Secured Notes	10.500%	11/1/17	2,600,000		2,704,000	(a)
TOTAL CONSUMER STAPLES					7,604,000
ENERGY — 8.3%
Energy Equipment & Services — 0.9%
Frac Tech Services LLC/Frac Tech Finance Inc., Senior Notes	7.125%	11/15/18	990,000		985,050	(a)
Hercules Offshore LLC, Senior Secured Notes	10.500%	10/15/17	3,000,000		2,400,000	(a)
Total Energy Equipment & Services					3,385,050

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

November 30, 2010

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Oil, Gas & Consumable Fuels — 7.4%
Alta Mesa Holdings/Alta Mesa Finance Services Corp., Senior Notes	9.625%	10/15/18	2,500,000		$2,437,500	(a)
Belden & Blake Corp., Secured Notes	8.750%	7/15/12	2,500,000		2,387,500
Calfrac Holdings LP, Senior Notes	7.500%	12/1/20	680,000		678,300	(a)
Carrizo Oil & Gas Inc., Senior Notes	8.625%	10/15/18	360,000		360,000	(a)
CONSOL Energy Inc., Senior Notes	8.000%	4/1/17	1,890,000		2,041,200	(a)
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	4,110,000		3,945,600
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	7.875%	12/15/18	280,000		278,250	(a)
Murray Energy Corp., Senior Secured Notes	10.250%	10/15/15	2,500,000		2,562,500	(a)
OPTI Canada Inc., Senior Secured Notes	8.250%	12/15/14	4,000,000		2,800,000
Overseas Shipholding Group Inc., Senior Notes	8.125%	3/30/18	920,000		943,000
Peabody Energy Corp., Senior Notes	7.875%	11/1/26	1,660,000		1,826,000
Petroplus Finance Ltd., Senior Notes	6.750%	5/1/14	4,250,000		3,867,500	(a)
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	1,100,000		1,267,750
SandRidge Energy Inc., Senior Notes	8.000%	6/1/18	4,000,000		3,820,000	(a)
Total Oil, Gas & Consumable Fuels					29,215,100
TOTAL ENERGY					32,600,150
FINANCIALS — 7.2%
Capital Markets — 1.1%
Offshore Group Investments Ltd., Senior Secured Notes	11.500%	8/1/15	4,000,000		4,240,000	(a)
Commercial Banks — 2.8%
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	3,200,000		3,240,000	(a)
Matalan Finance Ltd., Senior Notes	9.625%	3/31/17	1,000,000	GBP	1,633,222	(a)
NB Capital Trust II, Junior Subordinated Notes	7.830%	12/15/26	1,310,000		1,324,737
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/29/17	7,000,000		4,655,000	(b)
Total Commercial Banks					10,852,959
Diversified Financial Services — 2.9%
Capital One Capital V, Junior Subordinated Notes, Cumulative Trust Preferred Securities	10.250%	8/15/39	3,770,000		4,010,338
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, Senior Secured Notes	9.000%	11/15/20	790,000		786,050	(a)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	2,000,000		2,110,000	(a)
Ono Finance PLC, Senior Subordinated Notes	10.500%	5/15/14	1,400,000	EUR	1,571,939	(a)
Polish Television Holding BV, Senior Secured Bonds	11.250%	5/15/17	1,600,000	EUR	2,035,343	(a)
Residential Capital LLC, Junior Secured Notes	9.625%	5/15/15	1,000,000		985,000
Total Diversified Financial Services					11,498,670
Insurance — 0.2%
American International Group Inc., Senior Notes	6.400%	12/15/20	780,000		777,980
Real Estate Management & Development — 0.2%
Castle HoldCo 4 Ltd., Senior Secured Notes	10.000%	5/8/18	600,000	GBP	919,271	(a)
TOTAL FINANCIALS					28,288,880
HEALTH CARE — 3.0%
Health Care Providers & Services — 2.3%
CRC Health Corp., Senior Subordinated Notes	10.750%	2/1/16	5,504,000		5,504,000
HCA Holdings Inc., Senior Notes	7.750%	5/15/21	3,400,000		3,353,250	(a)
Total Health Care Providers & Services					8,857,250
Health Care Technology — 0.7%
Multiplan Inc., Senior Notes	9.875%	9/1/18	2,750,000		2,928,750	(a)
TOTAL HEALTH CARE					11,786,000
INDUSTRIALS — 12.8%
Aerospace & Defense — 2.9%
Freedom Group Inc., Senior Secured Notes	10.250%	8/1/15	3,000,000		3,120,000	(a)
Hawker Beechcraft Acquisition Co., Senior Notes	8.500%	4/1/15	3,470,000		2,619,850
Hawker Beechcraft Acquisition Co., Senior Toggle Notes	8.875%	4/1/15	2,000,000		1,510,000	(c)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

November 30, 2010

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Aerospace & Defense — continued
Wyle Services Corp., Senior Subordinated Notes	10.500%	4/1/18	4,200,000		$4,158,000	(a)
Total Aerospace & Defense					11,407,850
Airlines — 1.3%
DAE Aviation Holdings Inc., Senior Notes	11.250%	8/1/15	4,775,000		4,966,000	(a)
Building Products — 0.7%
USG Corp., Senior Notes	8.375%	10/15/18	3,000,000		2,895,000	(a)
Commercial Services & Supplies — 1.6%
Altegrity Inc., Senior Subordinated Notes	11.750%	5/1/16	1,500,000		1,488,750	(a)
American Reprographics Co., Senior Notes	10.500%	12/15/16	5,000,000		5,000,000	(a)
Total Commercial Services & Supplies					6,488,750
Construction & Engineering — 1.2%
Abengoa Finance SAU, Senior Notes	8.875%	11/1/17	5,000,000		4,825,000	(a)
Electrical Equipment — 1.0%
NES Rentals Holdings Inc., Senior Secured Notes	12.250%	4/15/15	4,250,000		3,718,750	(a)
Polypore International Inc., Senior Notes	7.500%	11/15/17	170,000		172,975	(a)
Total Electrical Equipment					3,891,725
Marine — 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.625%	11/1/17	2,000,000		2,020,000	(a)
Road & Rail — 1.0%
Jack Cooper Holdings Corp.	12.750%	12/15/15	1,686,000		1,670,472	(a)(d)
Quality Distribution LLC/QD Capital Corp., Senior Secured Notes	9.875%	11/1/18	2,130,000		2,066,100	(a)
Total Road & Rail					3,736,572
Trading Companies & Distributors — 1.3%
H&E Equipment Services Inc., Senior Notes	8.375%	7/15/16	5,000,000		5,050,000
Transportation — 1.3%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	2,000,000		2,110,000	(a)
Syncreon Global Ireland Ltd./Syncreon Global Finance US Inc., Senior Notes	9.500%	5/1/18	3,000,000		3,082,500	(a)
Total Transportation					5,192,500
TOTAL INDUSTRIALS					50,473,397
INFORMATION TECHNOLOGY — 6.6%
Electronic Equipment, Instruments & Components — 0.8%
NXP BV/NXP Funding LLC, Senior Secured Notes	9.750%	8/1/18	3,000,000		3,255,000	(a)
IT Services — 2.2%
Ceridian Corp., Senior Notes	12.250%	11/15/15	2,000,000		1,945,000	(c)
First Data Corp., Senior Notes	9.875%	9/24/15	3,000,000		2,565,000
First Data Corp., Senior Notes	10.550%	9/24/15	3,000,000		2,602,500	(c)
GXS Worldwide Inc., Senior Secured Notes	9.750%	6/15/15	1,500,000		1,488,750
Total IT Services					8,601,250
Semiconductors & Semiconductor Equipment — 2.6%
CDW LLC/CDW Finance Corp., Senior Notes	11.000%	10/12/15	5,000,000		5,150,000	(a)
Freescale Semiconductor Inc., Senior Subordinated Notes	10.125%	12/15/16	5,000,000		4,762,500
Spansion LLC, Senior Notes	7.875%	11/15/17	360,000		368,550	(a)
Total Semiconductors & Semiconductor Equipment					10,281,050
Software — 1.0%
Aspect Software Inc., Senior Secured Notes	10.625%	5/15/17	4,000,000		4,060,000	(a)
TOTAL INFORMATION TECHNOLOGY					26,197,300
MATERIALS — 12.6%
Chemicals — 1.4%
Ineos Group Holdings PLC, Senior Notes	7.875%	2/15/16	1,600,000	EUR	1,723,811	(a)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	1,300,000	EUR	1,782,386	(a)
Lyondell Chemical Co., Senior Secured Notes	11.000%	5/1/18	1,830,000		2,045,025
Total Chemicals					5,551,222
Containers & Packaging — 5.4%
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	2,500,000	EUR	3,245,126	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

November 30, 2010

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †		VALUE
Containers & Packaging — continued
Berry Plastics Corp., Senior Secured Notes	9.750%	1/15/21	4,370,000		$4,206,125	(a)
Clondalkin Industries BV, Senior Secured Notes	8.000%	3/15/14	1,500,000	EUR	1,839,987	(a)
Reynolds Group Issuer Inc., Senior Notes	9.500%	6/15/17	1,900,000	EUR	2,466,296	(a)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Notes	9.000%	4/15/19	3,000,000		3,067,500	(a)
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	4,000,000		4,190,000
Viskase Cos. Inc., Senior Secured Notes	9.875%	1/15/18	2,000,000		2,080,000	(a)(e)
Total Containers & Packaging					21,095,034
Metals & Mining — 1.5%
Eco-Bat Finance PLC, Senior Bonds	10.125%	1/31/13	1,350,000	EUR	1,774,448	(a)
Ryerson Holding Corp., Senior Discount Notes	0.000%	2/1/15	5,000,000		2,237,500	(a)(d)
Ryerson Inc., Senior Secured Notes	12.000%	11/1/15	1,904,000		1,963,500
Total Metals & Mining					5,975,448
Paper & Forest Products — 4.3%
Appleton Papers Inc., Senior Secured Notes	10.500%	6/15/15	1,010,000		994,850	(a)
Appleton Papers Inc., Senior Secured Notes	11.250%	12/15/15	3,100,000		2,449,000	(a)
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	4,500,000		4,095,000
PE Paper Escrow GmbH, Senior Secured Notes	11.750%	8/1/14	2,000,000	EUR	2,946,575	(a)
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	500,000		545,000
Verso Paper Holdings LLC, Senior Subordinated Notes	11.375%	8/1/16	6,000,000		5,887,500
Total Paper & Forest Products					16,917,925
TOTAL MATERIALS					49,539,629
TELECOMMUNICATION SERVICES — 7.2%
Diversified Telecommunication Services — 5.4%
Cincinnati Bell Inc., Senior Notes	8.375%	10/15/20	3,450,000		3,217,125
Intelsat Luxembourg SA, Senior Notes	11.250%	2/4/17	3,000,000		3,157,500
Level 3 Financing Inc., Senior Notes	9.250%	11/1/14	6,000,000		5,820,000
West Corp., Senior Notes	7.875%	1/15/19	1,570,000		1,554,300	(a)
Wind Acquisition Finance SA, Senior Secured Notes	7.250%	2/15/18	3,000,000		2,962,500	(a)
Wind Acquisition Holdings Finance SpA, Senior Notes	12.250%	7/15/17	4,000,000		4,540,000	(a)(c)
Total Diversified Telecommunication Services					21,251,425
Wireless Telecommunication Services — 1.8%
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	7,000,000		6,965,000
TOTAL TELECOMMUNICATION SERVICES					28,216,425
UTILITIES — 5.4%
Electric Utilities — 1.6%
Northeast Generation Co., Senior Secured Notes	8.812%	10/15/26	2,782,031		2,999,993
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	3,190,000		3,405,325
Total Electric Utilities					6,405,318
Independent Power Producers & Energy Traders — 3.8%
Dynegy Inc., Bonds	7.670%	11/8/16	2,960,000		2,767,600
Edison Mission Energy, Senior Notes	7.750%	6/15/16	2,000,000		1,720,000
Energy Future Holdings Corp., Senior Notes	10.875%	11/1/17	2,000,000		1,450,000
Energy Future Holdings Corp., Senior Notes	11.250%	11/1/17	5,500,000		3,437,500	(c)
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	9.625%	8/15/17	2,635,000		2,806,275	(a)
Mirant Americas Generation LLC, Senior Notes	9.125%	5/1/31	3,000,000		2,880,000
Total Independent Power Producers & Energy Traders					15,061,375
TOTAL UTILITIES					21,466,693
TOTAL CORPORATE BONDS & NOTES (Cost — $339,885,358)					331,613,541
COLLATERALIZED SENIOR LOANS — 0.5%
CONSUMER DISCRETIONARY — 0.5%
Diversified Consumer Services — 0.5%
Realogy Corp., Term Loan (Cost - $2,175,000)	13.500%	10/15/17	2,000,000		2,175,000	(f)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (cont’d)

November 30, 2010

WESTERN ASSET HIGH YIELD DEFINED OPPORTUNITY FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT †	VALUE
CONVERTIBLE BONDS & NOTES — 1.4%
INDUSTRIALS — 0.7%
Marine — 0.7%
Horizon Lines Inc., Senior Notes	4.250%	8/15/12	2,845,000	$2,606,731
MATERIALS — 0.7%
Chemicals — 0.7%
Hercules Inc., Series Unit	6.500%	6/30/29	3,500,000	2,940,000
TOTAL CONVERTIBLE BONDS & NOTES (Cost — $5,618,609)				5,546,731
SOVEREIGN BONDS — 3.6%
Argentina — 1.6%
Republic of Argentina, Discount Notes	8.280%	12/31/33	3,353,398	2,997,099
Republic of Argentina, Senior Notes	8.750%	6/2/17	3,030,000	3,026,970
Total Argentina				6,024,069
Venezuela — 2.0%
Bolivarian Republic of Venezuela	5.750%	2/26/16	5,970,000	4,014,825	(a)
Bolivarian Republic of Venezuela, Senior Bonds	9.250%	9/15/27	5,820,000	3,972,150
Total Venezuela				7,986,975
TOTAL SOVEREIGN BONDS (Cost — $14,967,270)				14,011,044
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $362,646,237)				353,346,316
SHORT-TERM INVESTMENTS — 10.6%
Repurchase Agreements — 10.6%
Goldman Sachs & Co., repurchase agreement dated 11/30/10; Proceeds at maturity - $41,900,268; (Fully collateralized by U.S. government agency obligations, 0.190% due 11/9/11; Market value - $42,756,488) (Cost - $41,900,000)	0.230%	12/1/10	41,900,000	41,900,000
TOTAL INVESTMENTS — 100.2% (Cost — $404,546,237#)				395,246,316
Liabilities in Excess of Other Assets — (0.2)%				(789,454)
TOTAL NET ASSETS — 100.0%				$394,456,862
†			Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)			Security has no maturity date. The date shown represents the next call date.
(c)			Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)			Security is valued in good faith at fair value in accordance with procedures approved by the Board of Directors (See Note 1).
(e)			Illiquid security.
(f)			Interest rates disclosed represent the effective rates on collateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
#			Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
EUR	- Euro
GBP	- British Pound

See Notes to Schedule of Investments.

Notes to schedule of investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on July 20, 2010 and is registered as a non-diversified, limited-term, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund intends to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about September 30, 2025.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to schedule of investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$327,705,569	$3,907,972	$331,613,541
Collateralized senior loans	—	2,175,000	—	2,175,000
Convertible bonds & notes	—	5,546,731	—	5,546,731
Sovereign bonds	—	14,011,044	—	14,011,044
Total long-term investments	—	$349,438,344	$3,907,972	$353,346,316
Short-term investments†	—	41,900,000	—	41,900,000
Total investments	—	$391,338,344	$3,907,972	$395,246,316
Other financial instruments:
Forward foreign currency contracts	—	$1,163,622	—	$1,163,622
Total	—	$392,501,966	$3,907,972	$396,409,938

†See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	CORPORATE BONDS & NOTES
Balance as of October 27, 2010	—
Accrued premiums/discounts	$35,332
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)[1]	(185,332)
Net purchases (sales)	4,057,972
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of November 30, 2010	$3,907,972
Net change in unrealized appreciation (depreciation) for investments in securities still held at November 30, 2010[1]	$35,332

1 Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period.

Notes to schedule of investments (unaudited) (continued)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and market risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

(f) Security transactions.  Security transactions are accounted for on a trade date basis.

Notes to schedule of investments (unaudited) (continued)

2. Investments

At November 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,181,478
Gross unrealized depreciation	(10,481,399)
Net unrealized depreciation	$(9,299,921)

At November 30, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Counterparty	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Sell:
British Pound	Credit Suisse	500,000	$777,357	2/14/2011	$28,383
British Pound	Credit Suisse	1,500,000	2,332,071	2/14/2011	81,429
British Pound	UBS AG	1,000,000	1,554,714	2/14/2011	19,286
Euro	Credit Suisse	11,100,000	14,404,080	2/14/2011	716,562
Euro	Credit Suisse	1,000,000	1,297,665	2/14/2011	50,515
Euro	Credit Suisse	800,000	1,038,132	2/14/2011	45,869
Euro	UBS AG	1,500,000	1,946,497	2/14/2011	50,603
Euro	UBS AG	5,000,000	6,488,324	2/14/2011	170,975
Net unrealized gain on open forward foreign currency contracts					$1,163,622

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at November 30, 2010.

	Forward Foreign Currency Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Contracts	$1,163,622	—	$1,163,622

During the period ended November 30, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to sell)	$14,919,420

The Fund’s contracts with derivative counterparties contain several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund.  Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Yield Defined Opportunity Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 24, 2011

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: January 24, 2011